Subsequent events (Details) - Non-Adjusting Events After Reporting Period [Member] - MXN ($) $ in Thousands			3 Months Ended
	Mar. 12, 2021	Jan. 15, 2021	Mar. 31, 2021	Feb. 18, 2021
Subsequent events (Details) [Line Items]
Investment expense		$ 75,000
Capital expenditure			$ 61,615
Cumulative amount of retained earnings				$ 876,518
Dividends payment from retained earnings				$ 350,000
Subsequent events, description	Betterware entered into an agreement to acquire 60% of GurúComm for Ps. 45,000. GurúComm is a Mobile Virtual Network Operator (“MVNO”) and communications software developer, with an enterprise value of Ps. 75,000 (approximately US$3,500). The Company does not expect the acquisition to be material to its 2021 results of operations.